Equity Compensation Plans (2010 Equity Compensation Plan, Movements in Stock Options) (Details) (2010 Equity Compensation Plan [Member], Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2012 years	Dec. 31, 2011 years	Dec. 31, 2010 years
2010 Equity Compensation Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Outstanding, Beginning balance	402,826,000	516,750,000	0
Options Outstanding, Granted	28,500,000	393,143,000	516,750,000
Options Outstanding, Exercised	0	0	0
Options Outstanding, Cancelled or Expired		(507,067,000)	0
Options Outstanding, Forfeited	(126,070,000)
Options Outstanding, Outstanding, Ending balance	305,256,000	402,826,000	516,750,000
Options Outstanding, Vested and expected to vest	278,013,600
Options Outstanding, Vested and exercisable	76,314,000
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.0352	$ 0.0568	$ 0
Weighted Average Exercise Price, Granted	$ 0.0116	$ 0.0281	$ 0.0568
Weighted Average Exercise Price, Exercised	$ 0	$ 0	$ 0
Weighted Average Exercise Price, Cancelled or Expired		$ 0.0517	$ 0
Weighted Average Exercise Price, Forfeited	$ 0.0367
Weighted Average Exercise Price, Outstanding, Ending balance	$ 0.0324	$ 0.0352	$ 0.0568
Weighted Average Exercise Price, Vested and expected to vest	$ 0.0314
Weighted Average Exercise Price, Vested and exercisable	$ 0.0324
Weighted Average Remaining Contractual Life, Outstanding, Beginning balance	5.47	6.46	0
Weighted Average Remaining Contractual Life, Outstanding, Ending balance	4.57	5.47	6.46
Weighted Average Remaining Contractual Life, Vested and expected to vest	4.61
Weighted Average Remaining Contractual Life, Vested and exercisable	4.57
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 0	$ 0	$ 0
Aggregate Intrinsic Value, Outstanding, Ending balance	0	0	0
Aggregate Intrinsic Value, Vested and expected to vest	0
Aggregate Intrinsic Value, Vested and exercisable	$ 0